Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instruments [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
A detail of Piedmont’s interest rate derivatives outstanding as of March 31, 2013 is as follows:

Interest Rate Derivative	Notional Amount (in millions)	Effective Date	Maturity Date
Interest rate swap	$125	11/22/2011	11/22/2016
Interest rate swap	75	11/22/2011	11/22/2016
Interest rate swap	50	11/22/2011	11/22/2016
Interest rate swap	50	11/22/2011	11/22/2016
Interest rate swap	70	3/3/2014	3/3/2024
Interest rate swap	70	3/3/2014	3/3/2024
Total	$440

Schedule of Interest Rate Derivatives
A detail of Piedmont’s interest rate derivatives on a gross and net basis as of March 31, 2013 and December 31, 2012, respectively, is as follows:

Interest rate swaps classified as:	March 31, 2013	December 31, 2012
Gross derivative assets	$1,712	$1,075
Gross derivative liabilities	(8,443)	(8,235)
Net derivative asset/(liability)	$(6,731)	$(7,160)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
All of Piedmont's interest rate derivative agreements outstanding for the periods presented were designated as cash flow hedges of interest rate risk. As such, the effective portion of changes in the fair value of these derivatives designated as, and that qualify as, cash flow hedges is recorded in other comprehensive income ("OCI") and is reclassified into earnings as interest expense in the period that the hedged forecasted transaction affects earnings. The effective portion of Piedmont's interest rate derivatives that was recorded in the accompanying consolidated statements of income for the three months ended March 31, 2013 and 2012, respectively, is follows:

	Three Months Ended
Derivative in Cash Flow Hedging Relationships (Interest Rate Swaps) (in thousands)	March 31, 2013	March 31, 2012
Amount of loss recognized in OCI on derivative	$340	$748
Amount of previously recorded loss reclassified from accumulated OCI into interest expense	$(769)	$(733)